Analysis of replacement cost profit (loss) before interest and tax and reconciliation to profit (loss) before taxation (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of operating segments [abstract]
Disclosure Of Detailed Information About Replacement Costs Profit (Loss) Before Interest And Tax [Table Text Block]

	Second	Second	First	First
	quarter	quarter	half	half
$ million	2022	2021	2022	2021
gas & low carbon energy	2,737	927	1,213	4,357
oil production & operations	7,237	3,118	11,068	4,597
customers & products	3,531	640	5,512	1,574
other businesses & corporate(a)	(1,028)	218	(25,747)	(97)
	12,477	4,903	(7,954)	10,431
Consolidation adjustment – UPII*	(21)	(31)	13	(18)
	12,456	4,872	(7,941)	10,413
Inventory holding gains (losses)*
gas & low carbon energy	(9)	4	16	26
oil production & operations	(7)	(6)	(6)	9
customers & products	2,162	887	5,637	2,492
other businesses & corporate(a)	—	68	—	156
Profit (loss) before interest and tax	14,602	5,825	(2,294)	13,096
Finance costs	556	682	1,220	1,405
Net finance expense/(income) relating to pensions and other post-retirement benefits	(17)	5	(37)	11
Profit (loss) before taxation	14,063	5,138	(3,477)	11,680

RC profit (loss) before interest and tax*
US	3,322	955	5,599	2,862
Non-US	9,134	3,917	(13,540)	7,551
	12,456	4,872	(7,941)	10,413